Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
New Accounting Pronouncements Adopted and New Accounting Not Yet Pronouncements Adopted
NOTE 3 — NEW ACCOUNTING PRONOUNCEMENTS
New Accounting Pronouncements Adopted
ASU 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances interim and annual segment disclosure requirements, including disclosure of certain significant segment expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. Dole adopted the updated disclosure guidance for the annual reporting period beginning January 1, 2024. The amendments in this update were applied retrospectively to all prior periods presented. Refer to Note 6 “Segments” for the Company’s segment disclosures.

New Accounting Pronouncements Not Yet Adopted
ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances certain income tax disclosure requirements, including additional disclosure related to the income tax rate reconciliation and income taxes paid. The amendments in this update are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the potential impact of the new requirements on income tax disclosures.
ASU 2024-03 and ASU 2025-01 – Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which enhances interim and annual disclosure requirements of certain costs and expenses, including the disaggregation of each relevant expense caption of the income statement into certain expense categories, such as purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities. Additionally, the FASB issued ASU 2025-01 in January 2025, to clarify the effective date. The amendments in this update are effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the potential impact of the new requirements.
ASU 2025-05 – Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient that allows entities to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets. The amendments in this update are effective for interim and annual periods beginning after December 15, 2025, with early adoption permitted. The Company is evaluating the potential impact of the practical expedient in this update.